STROOCK & STROOCK & LAVAN LLP
180 MAIDEN LANE
NEW YORK, NEW YORK 10038-4982

April 21, 2011	Nicole M. Runyan Direct Dial 212.806.6443 Direct Fax 212.806.7143 nrunyan@stroock.com

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549
Attention:  Kieran Brown

Re:	Dreyfus Research Growth Fund, Inc.—Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of Dreyfus Research Growth Fund, Inc. (the "Registrant" or the "Acquiring Fund"), transmitted herewith is the Registrant's registration statement on Form N-14 (the "Registration Statement").  The Registration Statement contains a combined Prospectus/Proxy Statement reflecting:  (1) a proposal to the shareholders of Dreyfus Alpha Growth Fund, a series of Dreyfus Manager Funds I ("Alpha Growth Fund"), to transfer the Alpha Growth Fund's assets, subject to its liabilities, to the Acquiring Fund; (2) a proposal to the shareholders of Dreyfus Equity Growth Fund, a series of Dreyfus Funds, Inc. ("Equity Growth Fund"), to transfer the Equity Growth Fund's assets, subject to its liabilities, to the Acquiring Fund; and (3) a proposal to the shareholders of Dreyfus Research Core Fund, a series of Dreyfus Manager Funds I ("Research Core Fund"), to transfer the Research Core Fund's assets, subject to its liabilities, to the Acquiring Fund.  The Alpha Growth Fund normally invests at least 80% of its net assets in stocks.  The Equity Growth Fund normally invests at least 80% of its net assets in stocks that are included in a widely recognized index of stock market performance, such as the Dow Jones Industrial Average, the S&P 500 Index, or the Nasdaq Composite Index.  The Research Core Fund normally invests at least 80% of its net assets in common stocks.  The Acquiring Fund normally invests at least 80% of its net assets in common stocks.  Each fund is an open-end investment company advised by The Dreyfus Corporation ("Dreyfus").

Class A, Class C and Class I shareholders of Alpha Growth Fund, Equity Growth Fund and Research Core Fund will receive a number of Class A, Class C and Class I (or fractions thereof), respectively, of the Acquiring Fund equal in value to the aggregate net asset value of the shareholder's fund shares as of the closing date of the relevant reorganization.  Holders of Class B shares of Alpha Growth Fund, Equity Growth Fund and Research Core Fund and holders of Class F shares of Equity Growth Fund will receive Class A and Class Z shares (or fractions thereof), respectively, of the Acquiring Fund on the closing date of the relevant reorganization.

The Registrant will file a Post-Effective Amendment to the Registration Statement that will include copies of the final tax opinions for each of the reorganizations that is approved by shareholders and consummated later this year.

The Special Meeting of Shareholders of each of Alpha Growth Fund, Equity Growth Fund and Research Core Fund currently is planned for August 11, 2011.  Those funds intend to mail the combined Prospectus/Proxy Statement to their shareholders in May 2011.  None of the proposed reorganizations is contingent on the approval and consummation of any of the other reorganizations.

NAST Analysis

Subsequent to each reorganization, and each combination of reorganizations, the Acquiring Fund has been determined to be the accounting survivor, after consideration of certain factors including those set forth in North American Security Trust (SEC No-Action Letter, August 5, 1994).  Such determinations were made in consultation with the funds' independent registered public accounting firms and counsel to the funds and/or the independent board members of the funds.  These factors, broken down by each proposed reorganization, include those noted below:

Alpha Growth Fund

•
Investment Adviser.  As described in the combined Prospectus/Proxy Statement, the funds have the same investment adviser.  Warren Chiang and C. Wesley Boggs serve as the primary portfolio managers of the Alpha Growth Fund.  Investment decisions for the Acquiring Fund are made by members of the core research team of The Boston Company Asset Management, LLC ("TBCAM"), an affiliate of Dreyfus, each of whom also is an employee of Dreyfus and manages the Acquiring Fund in that capacity.  The team members primarily responsible for managing the Acquiring Fund are Elizabeth Slover, David M. Sealy and Barry K. Mills.  Dreyfus will continue to serve as investment adviser to the combined fund, and Ms. Slover and Messrs. Sealy and Mills will continue to serve as the combined fund's primary portfolio managers.

•
Investment Objectives, Policies and Restrictions.  As described in the combined Prospectus/Proxy Statement, the funds have similar investment objectives and investment management policies.  Each fund normally invests at least 80% of its net assets in stocks, with the Acquiring Fund normally investing at least 80% of its net assets in common stocks.  The portfolio managers for the Acquiring Fund use a fundamental, bottom-up research process to identify investments.  The Acquiring Fund allocates its assets across market sectors with sector weightings generally similar to those of the Russell 1000® Growth Index, the Acquiring Fund's benchmark.  The portfolio managers for the Alpha Growth Fund use a systematic, quantitative investment approach designed to identify and exploit relative misvaluations primarily within large- and mid-cap growth stocks in the U.S. stock market.  The portfolio managers for the Alpha Growth Fund use, and strictly adhere to, a proprietary valuation model that identifies and ranks stocks based on certain factors, including long-term relative valuations, earnings sustainability and behavioral factors, including earnings revisions and share buybacks.  The Alpha Growth Fund generally attempts to have a neutral exposure to sectors, industries and capitalizations relative to the Russell 1000 Growth Index, the Alpha Growth Fund's benchmark.  The Acquiring Fund's investment objective, policies and restrictions will be used to manage the combined fund after the reorganization.

•
Expense Structure.  As described in the combined Prospectus/Proxy Statement, the funds have the same management fee rates, but different expense structures.  Each fund pays Dreyfus a management fee at the rate of 0.75% of the value of its average daily net assets.  The Acquiring Fund, unlike the Alpha Growth Fund, does not offer Class B shares.  Class B shareholders of the Alpha Growth Fund will receive Class A shares of the Acquiring Fund in the reorganization, and will be subject to the fee and expense structure (including sales loads) of that class.  The Acquiring Fund's expense structure, including its class structure and sales loads, and its management, Rule 12b-1 and shareholder services fees, will be the expense structure of the combined fund after the reorganization.

•
Asset Size.  The funds have differing asset sizes, with the Acquiring Fund having more assets than the Alpha Growth Fund.  As of February 28, 2011, the Alpha Growth Fund and the Acquiring Fund had net assets of approximately $141 million and $238 million, respectively.

•
Portfolio Composition.  Because the funds have similar investment objectives, investment policies and restrictions, the funds can be expected to have some portfolio holdings overlap.  Each fund may engage in significant portfolio turnover as part of its investment management strategy.  The portfolio composition of the combined fund after the reorganization will be based on the Acquiring Fund's investment objective, policies and restrictions.

Equity Growth Fund

•
Investment Adviser.  As described in the combined Prospectus/Proxy Statement, the funds have the same investment adviser.  Ms. Slover serves as the primary portfolio manager of Equity Growth Fund.  Investment decisions for the Acquiring Fund are made by members of the core research team of TBCAM, each of whom also is an employee of Dreyfus and manages the Acquiring Fund in that capacity.  The team members primarily responsible for managing the Acquiring Fund are Ms. Slover and Messrs. Sealy and Mills.  Dreyfus will continue to serve as investment adviser to the combined fund, and Ms. Slover and Messrs. Sealy and Mills will continue to serve as the combined fund's primary portfolio managers.

•
Investment Objectives, Policies and Restrictions.  As described in the combined Prospectus/Proxy Statement, the funds have similar investment objectives and investment management policies.  Each fund normally invests at least 80% of its net assets in stocks, with the Acquiring Fund normally investing at least 80% of its net assets in common stocks and the Equity Growth Fund normally investing at least 80% of its net assets in stocks that are included in a widely recognized index of stock market performance, such as the Dow Jones Industrial Average, the S&P 500 Index, or the Nasdaq Composite Index.  The portfolio managers for the Acquiring Fund use a fundamental, bottom-up research process to identify investments.  The Acquiring Fund allocates its assets across market sectors with  sector weightings generally similar to those of the Russell 1000 Growth Index, the Acquiring Fund's benchmark.  Similarly, the portfolio manager for the Equity Growth Fund uses a consistent, bottom-up approach that emphasizes individual stock selection and employs a "growth style" of investing, searching for companies whose fundamental strengths suggest the potential to provide superior earnings growth over time.  The Acquiring Fund's investment objective, policies and restrictions will be used to manage the combined fund after the reorganization.

•
Expense Structure.  As described in the combined Prospectus/Proxy Statement, the funds have different management fee rates and expense structures.  The Acquiring Fund pays Dreyfus a management fee at the annual rate of 0.75% of the value of its average daily net assets.  Under its agreement with Dreyfus, the Equity Growth Fund has agreed to pay Dreyfus a management fee at the annual rate of 0.65% of the value of its average daily net assets up to and including $250 million, 0.60% of the value of its average daily net assets between $250 million and up to and including $500 million, 0.55% of the value of its average daily net assets between $500 million and up to and including $750 million, and 0.50% of the value of its average daily net assets over $750 million.  For its last fiscal year, the Equity Growth Fund paid Dreyfus a management fee at the annual rate of 0.64% of the value of its average daily net assets.  The Acquiring Fund, unlike the Equity Growth Fund, does not offer Class B or Class F shares.  Class B and Class F shareholders of the Equity Growth Fund will receive Class A and Class Z shares of the Acquiring Fund, respectively, in the reorganization, and will be subject to the fee and expense structure (including sales loads) of those classes.  Class A, Class C and Class I shares of each fund have the same expense structure.  The Acquiring Fund's expense structure, including its class structure and sales loads, and its management, Rule 12b-1 and shareholder services fees, will be the expense structure of the combined fund after the reorganization.

•
Asset Size.  The funds have differing asset sizes, with the Equity Growth Fund having more assets than the Acquiring Fund.  As of February 28, 2011, the Equity Growth Fund and the Acquiring Fund had net assets of approximately $384 million and $238 million, respectively.  If either and/or both of the other reorganizations are approved, Equity Growth will be the last fund to be merged into the Acquiring Fund, at which time the Acquiring Fund will have more assets than the Equity Growth Fund.

•
Portfolio Composition.  Because the funds have similar investment objectives, investment policies and restrictions and share a primary portfolio manager, the funds can be expected to have some portfolio holdings overlap.  Each fund may engage in significant portfolio turnover as part of its investment management strategy.  The portfolio composition of the combined fund after the reorganization will be based on the Acquiring Fund's investment objective, policies and restrictions.

Research Core Fund

•
Investment Adviser.  As described in the combined Prospectus/Proxy Statement, the funds have the same investment adviser.  Investment decisions for the Research Core Fund and the Acquiring Fund are made by members of the core research team of TBCAM, each of whom also is an employee of Dreyfus and manages each fund in that capacity.  The team members primarily responsible for managing each fund are Ms. Slover and Messrs. Sealy and Mills.  Dreyfus will continue to serve as investment adviser to the combined fund, and Ms. Slover and Messrs. Sealy and Mills will continue to serve as the combined fund's primary portfolio managers.

•
Investment Objectives, Policies and Restrictions.  As described in the combined Prospectus/Proxy Statement, the funds have substantially similar investment objectives and investment management policies.  Each fund normally invests at least 80% of its net assets in common stocks.  The portfolio managers for the Research Core Fund and the Acquiring Fund use a fundamental, bottom-up research process to identify investments for each fund.  Each fund allocates its assets across market sectors, but the Acquiring Fund's portfolio is structured so that its sector weightings generally are similar to those of the Russell 1000 Growth Index, each fund's benchmark.  The Acquiring Fund's investment objective, policies and restrictions will be used to manage the combined fund after each reorganization.

•
Expense Structure.  As described in the combined Prospectus/Proxy Statement, the funds have different management fee rates and expense structures.  The Research Core Fund and the Acquiring Fund pay Dreyfus a management fee at the annual rate of 0.70% and 0.75%, respectively, of the value of its average daily net assets.  The Acquiring Fund, unlike the Research Core Fund, does not offer Class B shares.  Class B shareholders of the Research Core Fund will receive Class A shares of the Acquiring Fund in the reorganization, and will be subject to the fee and expense structure (including sales loads) of that class.  The Acquiring Fund's expense structure, including its class structure and sales loads, and its management, Rule 12b-1 and shareholder services fees, will be the expense structure of the combined fund after the reorganization.

•
Asset Size.  The funds have comparable asset sizes, with Research Core Fund having slightly more assets than the Acquiring Fund.  As of February 28, 2011, the Research Core Fund and the Acquiring Fund had net assets of approximately $282 million and $238 million, respectively.

•
Portfolio Composition.  Because the funds have substantially similar investment objectives, investment policies and restrictions and have the same primary portfolio managers, the funds can be expected to have some portfolio holdings overlap.  Each fund may engage in significant portfolio turnover as part of its investment management strategy.  The portfolio composition of the combined fund after the reorganization will be based on the Acquiring Fund's investment objective, policies and restrictions.

It is appropriate for the Acquiring Fund to be the accounting survivor in each proposed reorganization, and in the event of two or more reorganizations being approved and consummated, because the Acquiring Fund's investment objective, policies and restrictions and expense structure will be used in managing the combined fund.  In addition, as a general matter, certain classes of shares of the funds had a higher annual expense ratio, and certain classes of shares of the funds had a lower annual expense ratio than the corresponding class of shares of the Acquiring Fund (with holders of Class B shares receiving Class A shares of the Acquiring Fund and holders of Class F shares of the Equity Growth Fund receiving Class Z shares of the Acquiring Fund), as of each fund's most recent fiscal year end.  For any class of shares of a fund that had a lower total annual expense ratio than the corresponding class of shares of the Acquiring Fund, if fund shareholders approve that fund's reorganization, Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the Acquiring Fund until at least December 31, 2012, so that the expenses of each class of shares of the Acquiring Fund do not exceed the total annual expense ratio of the corresponding class of shares of the fund as of its most recent fiscal year end.  The Acquiring Fund's adviser and primary portfolio managers will continue in their roles for the combined fund after each reorganization.  Finally, the portfolio composition of the combined fund after each reorganization will be based on the Acquiring Fund's investment objective, policies and restrictions.  Although the Acquiring Fund has a slightly smaller asset base than the Research Core Fund and a smaller asset base than the Equity Growth Fund, it has a larger asset base than the Alpha Growth Fund.  In the aggregate, assuming each of the reorganizations is approved, the closings are scheduled to occur in an order whereby the Acquiring Fund will have a larger asset base than the fund it is acquiring.  In addition, we do not believe that the asset size difference—given it only ranges from approximately $50 million to $150 million—should outweigh the other NAST factors that clearly indicate that the Acquiring Fund should be the accounting survivor in each reorganization and in each combination of reorganizations.

We have discussed, prior to the filing the Registration Statement, the presentation of the pro forma financial information and the fee and expense information with the Commission's accounting staff, and believe the staff will not object to this manner of presentation.

The Registrant's Tandy certification is filed herewith.

Please telephone the undersigned at 212.806.6443, or David Stephens of this office at 212.806.6138, if you have any questions.

Very truly yours,

/s/ Nicole M. Runyan
Nicole M. Runyan

April 21, 2011

Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549
Attention:  Kieran Brown

Re:	Dreyfus Research Growth Fund, Inc.—Registration Statement on Form N-14

Ladies and Gentlemen:

At the request of the staff (the "Staff") of the Securities and Exchange Commission (the "Commission"), the undersigned Registrant acknowledges the following:

•	the Registrant is responsible for the adequacy and accuracy of the disclosure in the filing;

•	Staff comments or changes to disclosure in response to Staff comments in the filing reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and

•	the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

DREYFUS RESEARCH GROWTH FUND, INC.

By: /s/  Jeff Prusnofsky
       Jeff Prusnofsky
       Vice President